Segment Information (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables summarize, for the periods indicated, operating results by reportable segment (in thousands):

	Personalized	Translational
	Oncology	Oncology	Unallocated
	Solutions	Solutions	Corporate
Three Months Ended January 31, 2015	(POS)	(TOS)	Overhead	Consolidated
Net revenue	$453	$1,376	$-	$1,829
Direct cost of services	(672)	(1,300)	-	(1,972)
Sales and marketing costs	(366)	(613)	-	(979)
Other operating expenses	-	(1,028)	(612)	(1,640)
Stock- based compensation expense (1)	-	-	(657)	(657)

Segment profit (loss)	$(585)	$(1,565)	$(1,269)	$(3,419)

	Personalized	Translational
	Oncology	Oncology	Unallocated
	Solutions	Solutions	Corporate
Three Months Ended January 31, 2014	(POS)	(TOS)	Overhead	Consolidated
Net revenue	$590	$3,100	$-	$3,690
Direct cost of services	(608)	(1,007)	-	(1,615)
Sales and marketing costs	(405)	(352)	-	(757)
Other operating expenses	-	(531)	(1,254)	(1,785)
Stock- based compensation expense (1)	-	-	(941)	(941)

Segment profit (loss)	$(423)	$1,210	$(2,195)	$(1,408)

	Personalized	Translational
	Oncology	Oncology	Unallocated
	Solutions	Solutions	Corporate
Nine Months Ended January 31, 2015	(POS)	(TOS)	Overhead	Consolidated
Net revenue	$1,245	$4,377	$-	$5,622
Direct cost of services	(2,171)	(3,205)	-	(5,376)
Sales and marketing costs	(1,243)	(1,650)	-	(2,893)
Other operating expenses	-	(3,490)	(2,413)	(5,903)
Stock- based compensation expense (1)	-	-	(2,284)	(2,284)

Segment profit (loss)	$(2,169)	$(3,968)	$(4,697)	$(10,834)

	Personalized	Translational
	Oncology	Oncology	Unallocated
	Solutions	Solutions	Corporate
Nine Months Ended January 31, 2014	(POS)	(TOS)	Overhead	Consolidated
Net revenue	$1,834	$7,258	$-	$9,092
Direct cost of services	(2,078)	(2,572)	-	(4,650)
Sales and marketing costs	(1,159)	(812)	-	(1,971)
Other operating expenses	-	(1,595)	(2,790)	(4,385)
Stock- based compensation expense (1)	-	-	(1,968)	(1,968)

Segment profit (loss)	$(1,403)	$2,279	$(4,758)	$(3,882)

(1) Stock compensation expense is shown separately and is excluded from direct costs of services, sales and marketing costs, and other operating expenses, as it is managed on a consolidated basis and is not used by management to evaluate the performance of its segments.

The following tables summarize, for the periods indicated, operating results by business segment (in thousands):

Year Ended April 30, 2014	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$2,264	$9,286	$-	$11,550
Direct cost of services	(2,667)	(3,496)	-	(6,163)
Sales and marketing costs	(1,723)	(1,080)	-	(2,803)
Other operating expenses	-	(2,209)	(3,828)	(6,037)
Stock compensation expense (1)	-	-	(2,807)	(2,807)

Segment profit (loss)	$(2,126)	$2,501	$(6,635)	$(6,260)

Year Ended April 30, 2013	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$2,390	$5,933	$-	$8,323
Direct cost of services	(2,604)	(2,637)	-	(5,241)
Sales and marketing costs	(1,496)	(938)	-	(2,434)
Other operating expenses	(134)	(1,753)	(2,606)	(4,493)
Stock compensation expense (1)	-	-	(2,376)	(2,376)

Segment loss	$(1,844)	$605	$(4,982)	$(6,221)

(1) Stock compensation expense is shown separately and is excluded from direct costs of services, sales and marketing costs, and other operating expenses, as it is managed on a consolidated basis and is not used by management to evaluate the performance of its segments.